Trademarks, Trade Name, Other Intangible Assets and Goodwill - Estimated Future Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Trademarks, Trade Name, Other Intangible Assets and Goodwill
Remainder of 2021	$ 983
2022	1,309
2023	1,309
2024	1,309
2025	1,309
Thereafter	5,295
Finite-lived intangible assets, net carrying amount	$ 11,514	$ 2,377